BORROWINGS - Composition of Non-recourse Borrowings (Details) $ in Millions	Jun. 30, 2024 USD ($) year	Dec. 31, 2023 USD ($) year
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 21,969	$ 22,117
Corporate borrowings	1,514	2,626
Subscription Facility | Brookfield Reinsurance and associates
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 99	$ 101
Non-recourse borrowing
Disclosure of detailed information about borrowings [line items]
Interest rate	670.00%	680.00%
Term (years) | year	9	9
Carrying value	$ 26,028	$ 27,020
Estimated fair value	25,313	26,839
Add: Unamortized premiums	(9)	(11)
Less: Unamortized financing fees	(162)	(140)
Current Portion Of Non-Current Borrowings, Non-Recourse	3,888	4,752
Non-recourse borrowings	$ 21,969	$ 22,117
Non-recourse borrowing | Hydroelectric
Disclosure of detailed information about borrowings [line items]
Interest rate	750.00%	780.00%
Term (years) | year	9	9
Carrying value	$ 9,181	$ 9,468
Estimated fair value	$ 8,878	$ 9,292
Non-recourse borrowing | Wind
Disclosure of detailed information about borrowings [line items]
Interest rate	610.00%	610.00%
Term (years) | year	9	9
Carrying value	$ 6,675	$ 6,866
Estimated fair value	$ 6,453	$ 6,922
Non-recourse borrowing | Utility-scale solar
Disclosure of detailed information about borrowings [line items]
Interest rate	620.00%	620.00%
Term (years) | year	10	12
Carrying value	$ 6,228	$ 5,868
Estimated fair value	$ 6,124	$ 5,879
Non-recourse borrowing | Distributed energy & storage
Disclosure of detailed information about borrowings [line items]
Interest rate	630.00%	620.00%
Term (years) | year	5	6
Carrying value	$ 3,476	$ 3,035
Estimated fair value	$ 3,390	$ 2,963
Non-recourse borrowing | Sustainable solutions
Disclosure of detailed information about borrowings [line items]
Interest rate	710.00%	700.00%
Term (years) | year	1	1
Carrying value	$ 468	$ 1,783
Estimated fair value	$ 468	$ 1,783